SUPPLEMENTAL FINANCIAL INFORMATION - Inventories (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Inventories
Raw materials	$ 393.6	$ 268.6
Work-in-progress	233.1	210.3
Finished goods	280.5	238.3
Inventories	$ 907.2	$ 717.2